Income Taxes - Schedule of Reconciliation of Income Taxes at Statutory Income Tax Rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
United States [Member]
Income Tax Statutory Income Tax Rates	21.00%	21.00%	35.00%
Canada [Member]
Income Tax Statutory Income Tax Rates	26.50%	26.50%	26.50%
Loss before income taxes	$ (1,471,000)	$ (1,541,000)	$ (1,570,000)
Expected income recovery based on statutory rate	(390,000)	(408,000)	(416,000)
Adjustment to expected income tax benefit - Stock based compensation		23,000
Adjustment to expected income tax benefit - Permanent differences	2,000	2,000	3,000
Adjustment to expected income tax benefit - Change in benefit of tax assets not recognized	388,000	383,000	413,000
Deferred income tax provision (recovery)